Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Apr. 27, 2019	Apr. 28, 2018	Apr. 29, 2017
Cash flows from operating activities:
Net income (loss)	$ 3,769	$ (125,480)	$ 22,023
Adjustments to reconcile net income (loss) to net cash flows from operating activities:
Depreciation and amortization (including amortization of deferred financing fees)	99,649	108,293	119,837
Stock-based compensation expense	3,975	6,865	6,299
Impairment charges	22,067	135,435	349
Deferred taxes	766	(30,865)	28,534
Loss on disposal of property and equipment	782	730	1,262
Net decrease in other long-term liabilities	(1,772)	(15,094)	(14,602)
Net (increase) decrease in other non-current assets	5,617	(4,962)	872
Changes in operating assets and liabilities, net	(28,863)	(37,816)	(17,752)
Net cash flows provided by operating activities	105,990	37,106	146,822
Cash flows from investing activities:
Purchases of property and equipment	(113,731)	(87,651)	(96,258)
Net cash flows used in investing activities	(113,731)	(87,651)	(96,258)
Cash flows from financing activities:
Proceeds from credit facility	1,218,274	1,173,317	1,140,178
Payments on credit facility	(1,173,174)	(1,079,517)	(1,122,478)
Cash dividends paid	(32,874)	(43,638)	(43,887)
Treasury stock repurchase plan			(23,281)
Purchase of treasury stock related to stock-based compensation	(896)	(653)	(2,694)
Payment of amended credit facility related fees	(4,425)
Payment of credit facility related fees			(474)
Proceeds from exercise of common stock options			312
Cash dividends paid for long-term incentive awards	(490)	(188)	(85)
Net cash flows provided by (used in) financing activities	6,415	49,321	(52,409)
Net decrease in cash and cash equivalents	(1,326)	(1,224)	(1,845)
Cash and cash equivalents at beginning of period	10,769	11,993	13,838
Cash and cash equivalents at end of period	9,443	10,769	11,993
Changes in operating assets and liabilities, net:
Receivables, net	3,315	2,732	57,623
Merchandise inventories, net	34,482	(11,287)	(13,186)
Prepaid expenses and other current assets	(5,751)	37,096	4,096
Accounts payable, accrued liabilities and gift card liabilities	(60,909)	(66,357)	(66,285)
Changes in operating assets and liabilities, net	(28,863)	(37,816)	(17,752)
Interest	11,609	7,611	5,487
Income taxes (net of refunds)	(469)	(3,145)	(16,859)
Non-cash financing activity:
Accrued cash dividends	11,000
Accrued dividends for long-term incentive awards	$ 1,273	$ 1,237	$ 577